Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	2023	2022
Notes payable(1)	29	5.21%	207	869
Loans secured by receivables(2)	29	6.16%	1,588	1,588
Long-term debt due within one year(3)	25	3.60%	3,247	1,680
Total debt due within one year			5,042	4,137
(1)Includes commercial paper of $149 million in U.S. dollars ($197 million in Canadian dollars) and $627 million in U.S. dollars ($849 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,200 million in U.S. dollars ($1,588 million in Canadian dollars) and $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $1,074 million and $930 million as at December 31, 2023 and December 31, 2022, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	MATURITY	2023	2022
Debt securities
1997 trust indenture (1)		4.02%	2024-2053	19,768	16,747
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.58%	2024-2052	7,529	6,525
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		5.82%	2024-2068	4,857	4,402
Bell Mobility trade loan (3)		6.98%	2025	476	—
Other				422	449
Total debt				34,527	29,598
Net unamortized discount				(33)	(34)
Unamortized debt issuance costs				(112)	(101)
Less:
Amount due within one year	24			(3,247)	(1,680)
Total long-term debt				31,135	27,783
(1)At December 31, 2023 and 2022, $1,625 million and $500 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2023, $700 million and $525 million have been swapped from fixed to floating with forward interest rate swaps starting in 2024 and 2028, respectively. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2023 and 2022, notes issued under the 2016 U.S. trust indenture totaled $5,700 million and $4,850 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.
(3)At December 31, 2023, loans incurred under the Bell Mobility trade loan agreement totaled $360 million in U.S. dollars and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.